Document and Entity Information	Dec. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	US GLOBAL INVESTORS FUNDS
Entity Central Index Key	0000101507
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 15, 2021
Document Effective Date	Jan. 15, 2021
Prospectus Date	May 01, 2020